Other Assets - Collateral For Bank Loans and Government Grants (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 01, 2022 USD ($)	Apr. 01, 2022 TWD ($)
Disclosure of financial assets [abstract]
Demand deposits pledged for bank loans	$ 2,560	$ 2,530
Time deposits pledged for bank guarantees	141	19
Time deposits pledged for litigation	3,149	3,267
Time deposit pledged for a government subsidy compliance program	4,626	0
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 10,476	$ 5,816
Time deposits pledged for litigation, security bond amount			$ 3,300	$ 100.3